Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (4,779,459)	$ (8,206,065)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment	3,200,000	6,083,146
Amortization of debt discount and deferred finance costs	122,141	301,917
Change in fair value of investment in GMP Bio		(12,706)
Loss on debt conversion	88,258	373,142
Write off accounts receivable		772
Change in fair value of derivative	280,402	225,074
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	53,249	(40,392)
Accounts payable and accrued expenses	293,184	(72,771)
Accounts payable to related party	1,958	26,836
Net cash provided by (used in) operating activities	(740,267)	(1,321,047)
Cash flows from financing activities:
Proceeds from / (repayment to) private placement		(125,000)
Proceeds from short term loans, others	656,000	1,410,000
Repaid to others		(35,000)
Net cash provided by financing activities	656,000	1,250,000
Net increase (decrease) in cash	(84,267)	(71,047)
Cash and restricted cash - beginning of period	190,405	261,452
Cash and restricted cash - end of period	106,128	190,405
Supplemental cash flow information:
Interest paid	365,940	390,561
Income taxes paid	1,600	1,600
Common shares issued upon partial conversion of debt	$ 645,434	$ 504,929